Putnam
Tax Smart
Equity Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

In this period of almost unprecedented global economic adversity, it is important for investors to maintain a long-term focus. As Putnam Tax Smart Equity Fund's managers observe in their report for the fiscal year ended October 31, 2001, reasons for optimism lie beyond today's troubled environment.

We share that view because we have learned from experience that the effects of near-term events such as today's worldwide economic slowdown and related market disruptions almost always diminish as time casts them in a broader perspective.

On the following pages, your fund's managers discuss performance during the first half of fiscal 2002 and lay out the reasons for their optimism in the coming months. We believe you will find the report to be compelling reading.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
December 12, 2001

REPORT FROM FUND MANAGEMENT

Kevin Divney
Matthew C. Halperin

The 12 months ended October 31, 2001, represented an extremely challenging time for U.S. financial markets. Already weakened by a dramatic economic slowdown, slumping investor confidence, and sharp stock price declines, conditions worsened in the aftermath of the September 11 terrorist attacks on New York and Washington. Although market conditions improved during the final month of the period, the difficult environment had a negative effect on Putnam Tax Smart Equity Fund's 12-month return. Despite the challenges faced by the financial markets during the fiscal year, we remained focused on the fund's long-term objectives and continued to target stocks that we believe will reward investors over time. We also continued to manage the portfolio for tax efficiency and we are pleased to report that the fund has not made a distribution since its inception on July 1, 1999.

Total return for 12 months ended 10/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -30.57% -34.57%  -31.07% -34.52%  -31.07% -31.76%  -30.88% -33.28%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* FUND DECLINED IN DIFFICULT ENVIRONMENT

The tragic events of September 11 were unprecedented in U.S. history and the extent of their impact on financial markets around the world is, in some sense, uncharted territory. The attacks forced the U.S. equity markets to close for four consecutive days -- the longest hiatus since the Great Depression -- and in their wake the Dow Jones Industrial Average posted its worst quarterly loss in 14 years. In the months leading up to September 11, the economic slowdown in the United States had resulted in market volatility, reduced spending by businesses, and negative earnings forecasts from companies across all industry sectors. This took its toll on stocks, particularly those in the technology and media sectors.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals         8.1%

Banking                 7.4%

Oil and gas             7.2%

Retail                  6.4%

Software                6.4%

Footnote reads:
*Based on net assets as of 10/31/01. Holdings will vary over time.

During your fund's fiscal year, stocks in technology and related sectors were hardest hit by market declines. The slumping economic environment led to a rapid slowdown in spending on technology. At the same time, an unusually high number of bellwether technology companies delivered negative earnings news. The speed and magnitude of the losses in the sector took many investors by surprise. The Nasdaq Composite Index, a general measure of technology stock performance, reached its peak on March 10, 2000; one year later, it had declined by 59.34%.

* TECHNOLOGY STOCKS DAMPENED RETURNS

Prior to the economic slowdown, technology stocks offered some of the most attractive long-term earnings growth prospects. As always, we focused the fund's investments on what we considered to be the strongest companies within the sector. We anticipated that the market would favor these well-positioned companies, particularly as the weaker technology companies faltered. However, the extreme market volatility of the past year eventually punished even the strongest technology companies, and many of those in your fund's portfolio were not able to sustain their growth rates.

Among the fund's holdings, software, communications equipment, and semiconductor stocks were pressured by the difficult environment. The slowing economy also hurt media stocks, which are dependent on advertising spending. Many businesses cut back sharply on their advertising, resulting in declines for holdings such as Viacom, Inc., and Clear Channel Communications, Inc.

Despite this weakness, we remain confident that the technology and media sectors offer growth potential and opportunities that will reward investors with a long-term perspective. We believe technology will continue to be a major growth trend and the driving force behind productivity and economic growth over time. At the close of the period, we were adding to the fund's positions in stocks of leading technology companies that we believe will benefit most from an economic recovery.

* HEALTH-CARE SERVICES STOCKS DELIVERED STRENGTH

Despite an overall decline in fund performance, a number of portfolio holdings delivered strength and helped offset losses during the fiscal year. Health-care services companies, such as HCA, Inc., and Tenet Healthcare, performed well during fiscal 2001. Historically, health-care stocks have performed well when markets are turbulent. They are usually less sensitive to economic downturns and are often favored by investors who are seeking alternatives to more risky high-growth stocks. In addition, the ongoing needs of an aging U.S. population continue to translate into steady profitability for health-care services stocks.

"In many cases, this year's turbulence has enabled us to find companies whose low stock prices were particularly attractive in relation to their long-term worth."

-- Kevin Divney, portfolio manager, Putnam Tax Smart Equity Fund

Other fund holdings that contributed positively to performance during the fiscal year included toy company Mattel, Inc., and, in the financial sector, U.S. Bancorp and Freddie Mac. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* MARKET DECLINES CAN BRING OPPORTUNITIES

As we mentioned at the fiscal year's midpoint, market declines can bring investment opportunities. In many cases, this year's turbulence has enabled us to find companies whose low stock prices were particularly attractive in relation to their long-term worth. Throughout the period, we sought opportunities in areas of the market that had been hurt most by the economic slowdown.

At the close of this difficult fiscal year, perhaps more than ever before, it is important for investors to maintain a long-term perspective. While the events of September 11 were a national tragedy, we believe that the U.S. economy and financial markets will recover, as they have in the aftermath of other momentous events throughout the country's history. Evidence of the market's resilience was already apparent in October, when markets rebounded from their September lows. Although consumer confidence, spending, and business investment declined further as a result of the attacks, we believe that there are positive signs on the horizon.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Software

Exxon Mobil Corp.
Oil and gas

General Electric Co.
144A structured warrants
Conglomerates

Merck & Co., Inc.
Pharmaceuticals

Philip Morris Companies, Inc.
Tobacco

HCA, Inc.
Health-care services

Pfizer, Inc.
Pharmaceuticals

Citigroup, Inc.
Financial

Bank of America Corp.
Banking

Intel Corp.
Electronics

Footnote reads:
These holdings represent 25.3% of the fund's net assets as of 10/31/01. Portfolio holdings will vary over time.

The federal government has begun adding new stimulus to the economy. In addition, the Federal Reserve has continued to cut interest rates. Shortly after the close of the period, the Fed made its 10th cut of 2001, bringing short-term rates to a 40-year low of 2.0%. The Fed's aggressive action should encourage businesses and consumers to spend money rather than save it. While the economy might contract in the short term, the stimulus from lower interest rates, lower tax rates, and greater government spending is likely to encourage a recovery during 2002. Regardless of economic conditions, we maintain our commitment to strategic stock selection and managing the portfolio for tax efficiency.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/01, there is no guarantee the fund will continue to hold these securities in the future.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries.We look forward to the contributions Charles will make to the continued success of the Putnam funds.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Smart Equity Fund, designed for investors seeking long-term growth of capital on an after-tax basis, invests primarily in common stocks of U.S. companies.



TOTAL RETURN FOR PERIODS ENDED 10/31/01

                     Class A              Class B              Class C             Class M
(inception dates)    (7/1/99)            (10/1/99)            (10/1/99)           (3/28/00)
                   NAV      POP        NAV      CDSC        NAV     CDSC        NAV       POP
-------------------------------------------------------------------------------------------------
1 year            -30.57%  -34.57%    -31.07%  -34.52%    -31.07%  -31.76%     -30.88%   -33.28%
-------------------------------------------------------------------------------------------------
Life of fund       -8.52   -13.77     -10.10   -12.80     -10.10   -10.10       -9.40    -12.61
Annual average     -3.73    -6.14      -4.45    -5.69      -4.45    -4.45       -4.13     -5.60
-------------------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/01

                       Standard & Poor's         Consumer
                          500 Index            price index
-------------------------------------------------------------------------
1 year                    -24.90%                 2.13%
-------------------------------------------------------------------------
Life of fund              -20.58                  6.86
Annual average             -9.38                  2.88
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of shares. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of the period this fund was sold on a limited basis with limited assets and expenses were limited. Had expenses not been limited, returns would have been lower.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/1/99

              Fund's class A           S&P 500        Consumer price
Date           shares at POP            Index             index

7/1/99            9,425                10,000            10,000
9/30/99           9,056                 9,376            10,096
12/31/99         11,236                10,771            10,156
3/31/00          12,516                11,018            10,307
6/30/00          12,072                10,725            10,373
9/30/00          12,354                10,621            10,445
12/31/00         11,725                 9,790            10,499
3/31/01          10,011                 8,629            10,608
6/30/01          10,293                 9,134            10,704
9/30/01           8,536                 7,794            10,722
10/31/01         $8,623                $7,942           $10,686

Footnote reads:
Past performance is no assurance of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of shares. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $8,990 ($8,720 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $8,990 and no contingent deferred sales charge would apply; a $10,000 investment in the fund's class M shares would have been valued at $9,060 ($8,739 at public offering price). See first page of performance section for performance calculation method.


TOTAL RETURN FOR PERIODS ENDED 9/30/01 (most recent calendar quarter)

                     Class A              Class B              Class C             Class M
(inception dates)    (7/1/99)            (10/1/99)            (10/1/99)           (3/28/00)
                   NAV      POP        NAV      CDSC        NAV     CDSC        NAV       POP
-------------------------------------------------------------------------------------------------
1 year            -30.91%  -34.85%    -31.48%  -34.90%    -31.48%  -32.16%     -31.31%   -33.70%
-------------------------------------------------------------------------------------------------
Life of fund       -9.44   -14.64     -11.02   -13.69     -11.02   -11.02      -10.44    -13.61
Annual average     -4.31    -6.79      -5.06    -6.33      -5.06    -5.06       -4.78     -6.29
-------------------------------------------------------------------------------------------------




AFTER-TAX TOTAL RETURN COMPARISON FOR CLASS A SHARES
FOR PERIODS ENDED 9/30/01 (most recent calendar quarter)

                                                                            POP after tax
                                                       POP after tax       on distributions
                           NAV pretax   POP pretax    on distributions    and sale of shares
----------------------------------------------------------------------------------------------
Class A (inception 7/1/99)
1 year                       -30.91%     -34.85%          -34.85%              -21.22%
----------------------------------------------------------------------------------------------
Life of fund                  -9.44      -14.64           -14.64               -11.71
Annual average                -4.31       -6.79            -6.79                -5.39
----------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Except for after-tax total return calculations for class A shares, the returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of shares. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

After-tax returns reflect the highest historical individual federal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to those investing through 401(k) plans, IRAs, or other tax-deferred arrangements.
After-tax returns shown are for class A shares only and will vary for other classes.



PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 10/31/01

                 Class A         Class B         Class C         Class M
-------------------------------------------------------------------------------
Distributions *    --              --              --              --
-------------------------------------------------------------------------------
Share value:  NAV       POP        NAV             NAV        NAV        POP
-------------------------------------------------------------------------------
10/31/00     $11.45    $12.15    $11.36          $11.36      $11.43     $11.84
-------------------------------------------------------------------------------
10/31/01       7.95      8.44      7.83            7.83        7.90       8.19
-------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged index of common stock performance. The index assumes reinvestment of all distribution and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Tax Smart Funds Trust and
Shareholders of Putnam Tax Smart Equity Fund
(a series of Putnam Tax Smart Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Tax Smart Equity Fund (the "fund") at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 6, 2001



THE FUND'S PORTFOLIO
October 31, 2001

COMMON STOCKS (96.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
             63,200 Interpublic Group of Companies, Inc.                                              $   1,418,840

Aerospace and Defense (1.8%)
-------------------------------------------------------------------------------------------------------------------
            129,000 Lockheed Martin Corp.                                                                 6,291,330
             47,700 Raytheon Co.                                                                          1,538,325
             66,200 Rockwell Collins, Inc.                                                                  893,700
                                                                                                      -------------
                                                                                                          8,723,355

Automotive (0.6%)
-------------------------------------------------------------------------------------------------------------------
             39,284 General Motors Corp.                                                                  1,623,215
             52,698 Lear Corp. (NON)                                                                      1,617,829
                                                                                                      -------------
                                                                                                          3,241,044

Banking (7.4%)
-------------------------------------------------------------------------------------------------------------------
            163,100 Bank of America Corp.                                                                 9,621,269
             77,000 Bank of New York Company, Inc. (The)                                                  2,618,770
            117,600 Comerica, Inc.                                                                        5,420,184
             22,500 Fifth Third Bancorp                                                                   1,269,450
             56,200 M&T Bank Corp.                                                                        3,681,100
            316,409 U.S. Bancorp                                                                          5,625,752
             71,100 Washington Mutual, Inc.                                                               2,146,509
            127,600 Wells Fargo & Co.                                                                     5,040,200
             19,900 Zions Bancorporation                                                                    953,608
                                                                                                      -------------
                                                                                                         36,376,842

Beverage (3.0%)
-------------------------------------------------------------------------------------------------------------------
             48,900 Anheuser-Busch Companies, Inc.                                                        2,037,174
             88,100 Coca-Cola Co. (The)                                                                   4,218,228
            151,900 Coca-Cola Enterprises, Inc.                                                           2,787,365
            115,500 PepsiCo, Inc.                                                                         5,626,005
                                                                                                      -------------
                                                                                                         14,668,772

Biotechnology (0.8%)
-------------------------------------------------------------------------------------------------------------------
             24,700 Amgen, Inc. (NON)                                                                     1,403,454
             46,400 Genzyme Corp. (NON)                                                                   2,503,280
                                                                                                      -------------
                                                                                                          3,906,734

Broadcasting (0.4%)
-------------------------------------------------------------------------------------------------------------------
             50,300 Clear Channel Communications, Inc. (NON)                                              1,917,436

Cable Television (1.3%)
-------------------------------------------------------------------------------------------------------------------
            355,250 USA Networks, Inc. (NON)                                                              6,550,810

Capital Goods (0.3%)
-------------------------------------------------------------------------------------------------------------------
             23,500 Eaton Corp.                                                                           1,537,840

Chemicals (0.5%)
-------------------------------------------------------------------------------------------------------------------
             29,000 Dow Chemical Co. (The)                                                                  964,250
             66,200 Engelhard Corp.                                                                       1,733,116
                                                                                                      -------------
                                                                                                          2,697,366

Communications Equipment (3.5%)
-------------------------------------------------------------------------------------------------------------------
            363,855 Cisco Systems, Inc. (NON)                                                             6,156,427
            148,600 Lucent Technologies, Inc.                                                               995,620
            345,800 Nokia OYJ ADR (Finland)                                                               7,092,358
             47,800 QUALCOMM, Inc. (NON)                                                                  2,347,936
            217,800 Telefonaktiebolaget LM Ericsson AB ADR
                    (Sweden)                                                                                930,006
                                                                                                      -------------
                                                                                                         17,522,347

Computers (2.8%)
-------------------------------------------------------------------------------------------------------------------
            595,000 Compaq Computer Corp.                                                                 5,206,250
             65,100 Dell Computer Corp. (NON)                                                             1,561,098
             85,500 EMC Corp. (NON)                                                                       1,053,360
             73,500 Hewlett-Packard Co.                                                                   1,237,005
             24,100 IBM Corp.                                                                             2,604,487
             27,100 NCR Corp. (NON)                                                                         960,695
             30,000 VeriSign, Inc. (NON)                                                                  1,161,300
                                                                                                      -------------
                                                                                                         13,784,195

Conglomerates (2.1%)
-------------------------------------------------------------------------------------------------------------------
             37,000 Honeywell International, Inc.                                                         1,093,350
            188,207 Tyco International, Ltd. (Bermuda)                                                    9,248,492
                                                                                                      -------------
                                                                                                         10,341,842

Consumer Finance (1.0%)
-------------------------------------------------------------------------------------------------------------------
             38,500 Capital One Financial Corp.                                                           1,590,435
             46,100 Household International, Inc.                                                         2,411,030
             53,800 Metris Companies, Inc.                                                                  872,098
                                                                                                      -------------
                                                                                                          4,873,563

Consumer Goods (1.9%)
-------------------------------------------------------------------------------------------------------------------
             41,300 Colgate-Palmolive Co.                                                                 2,375,576
             56,200 Gillette Co. (The)                                                                    1,747,258
             21,700 Kimberly-Clark Corp.                                                                  1,204,567
             58,600 Procter & Gamble Co.                                                                  4,323,508
                                                                                                      -------------
                                                                                                          9,650,909

Electric Utilities (3.3%)
-------------------------------------------------------------------------------------------------------------------
             56,100 Entergy Corp.                                                                         2,179,485
             53,700 FPL Group, Inc.                                                                       2,851,470
            342,500 PG&E Corp.                                                                            6,185,550
             71,100 Progress Energy, Inc.                                                                 2,998,287
             77,700 Reliant Energy, Inc.                                                                  2,171,715
                                                                                                      -------------
                                                                                                         16,386,507

Electronics (3.8%)
-------------------------------------------------------------------------------------------------------------------
             87,150 Cypress Semiconductor Corp. (NON)                                                     1,721,213
            391,400 Intel Corp.                                                                           9,557,988
             34,300 Intersil Corp. Class A (NON)                                                          1,123,325
            374,500 Motorola, Inc.                                                                        6,130,565
             15,500 Texas Instruments, Inc.                                                                 433,845
                                                                                                      -------------
                                                                                                         18,966,936

Energy (0.8%)
-------------------------------------------------------------------------------------------------------------------
             30,900 Baker Hughes, Inc.                                                                    1,107,147
             54,500 Schlumberger, Ltd.                                                                    2,638,890
                                                                                                      -------------
                                                                                                          3,746,037

Entertainment (0.5%)
-------------------------------------------------------------------------------------------------------------------
             74,900 Viacom, Inc. Class B (NON)                                                            2,734,599

Financial (4.0%)
-------------------------------------------------------------------------------------------------------------------
             28,300 American Express Co.                                                                    832,869
            216,300 Citigroup, Inc.                                                                       9,845,976
            131,300 Freddie Mac                                                                           8,904,766
                                                                                                      -------------
                                                                                                         19,583,611

Food (0.8%)
-------------------------------------------------------------------------------------------------------------------
            183,258 Sara Lee Corp.                                                                        4,084,821

Health Care Services (6.3%)
-------------------------------------------------------------------------------------------------------------------
             23,700 Cardinal Health, Inc.                                                                 1,590,507
             20,200 CIGNA Corp.                                                                           1,472,580
            256,410 HCA, Inc.                                                                            10,169,221
            184,200 McKesson Corp.                                                                        6,813,558
            129,778 Tenet Healthcare Corp. (NON)                                                          7,464,831
             52,400 UnitedHealth Group, Inc.                                                              3,445,300
                                                                                                      -------------
                                                                                                         30,955,997

Insurance (1.7%)
-------------------------------------------------------------------------------------------------------------------
             56,100 American International Group, Inc.                                                    4,409,460
             34,600 Chubb Corp. (The)                                                                     2,363,180
             17,200 XL Capital, Ltd. Class A (Bermuda)                                                    1,493,992
                                                                                                      -------------
                                                                                                          8,266,632

Investment Banking/Brokerage (2.9%)
-------------------------------------------------------------------------------------------------------------------
            207,900 JP Morgan Chase & Co.                                                                 7,351,344
             46,900 Merrill Lynch & Company, Inc.                                                         2,049,999
             97,700 Morgan Stanley Dean Witter & Co.                                                      4,779,484
                                                                                                      -------------
                                                                                                         14,180,827

Lodging/Tourism (0.3%)
-------------------------------------------------------------------------------------------------------------------
             39,700 Marriott International, Inc. Class A                                                  1,243,801

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
             17,900 Illinois Tool Works, Inc.                                                             1,023,880

Media (1.3%)
-------------------------------------------------------------------------------------------------------------------
            162,800 AOL Time Warner, Inc. (NON)                                                           5,080,988
             60,437 Walt Disney Co. (The)                                                                 1,123,524
                                                                                                      -------------
                                                                                                          6,204,512

Medical Technology (0.8%)
-------------------------------------------------------------------------------------------------------------------
             93,100 Medtronic, Inc.                                                                       3,751,930

Metals (0.4%)
-------------------------------------------------------------------------------------------------------------------
             60,600 Alcoa, Inc.                                                                           1,955,562

Natural Gas Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
             27,400 Dynegy, Inc. Class A                                                                    983,660

Oil & Gas (7.2%)
-------------------------------------------------------------------------------------------------------------------
             71,800 BP PLC ADR (United Kingdom)                                                           3,470,812
             59,100 ChevronTexaco Corp.                                                                   5,233,305
             49,100 Conoco, Inc.                                                                          1,261,870
            454,400 Exxon Mobil Corp.                                                                    17,926,080
            144,800 Royal Dutch Petroleum Co. ADR (Netherlands)                                           7,313,848
              9,000 Unocal Corp.                                                                            289,800
                                                                                                      -------------
                                                                                                         35,495,715

Other (0.7%)
-------------------------------------------------------------------------------------------------------------------
             30,400 Nasdaq-100 Index Tracking Stock (NON)                                                 1,030,560
             25,100 S&P 500 Index Depositary Receipts
                    (SPDR Trust Series 1)                                                                 2,657,588
                                                                                                      -------------
                                                                                                          3,688,148
 Paper & Forest Products (1.5%)
-------------------------------------------------------------------------------------------------------------------
             44,500 Georgia-Pacific Group                                                                 1,235,320
            186,700 Smurfit-Stone Container Corp. (NON)                                                   2,765,027
             68,400 Weyerhaeuser Co.                                                                      3,413,844
                                                                                                      -------------
                                                                                                          7,414,191

Pharmaceuticals (8.1%)
-------------------------------------------------------------------------------------------------------------------
             10,700 Abbott Laboratories                                                                     566,886
            163,800 Johnson & Johnson                                                                     9,485,658
             12,400 King Pharmaceuticals, Inc. (NON)                                                        483,476
            191,900 Merck & Co., Inc.                                                                    12,245,139
            241,400 Pfizer, Inc.                                                                         10,114,660
            102,600 Pharmacia Corp.                                                                       4,157,352
             79,313 Schering-Plough Corp.                                                                 2,948,857
                                                                                                      -------------
                                                                                                         40,002,028

Photography/Imaging (0.1%)
-------------------------------------------------------------------------------------------------------------------
             19,300 Eastman Kodak Co.                                                                       493,501

Publishing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             14,300 Tribune Co.                                                                             431,860

Railroads (0.5%)
-------------------------------------------------------------------------------------------------------------------
             96,800 Burlington Northern Santa Fe Corp.                                                    2,601,016

Regional Bells (1.6%)
-------------------------------------------------------------------------------------------------------------------
             31,300 BellSouth Corp.                                                                       1,158,100
             98,500 SBC Communications, Inc.                                                              3,753,835
             55,400 Verizon Communications, Inc.                                                          2,759,474
                                                                                                      -------------
                                                                                                          7,671,409

Restaurants (1.2%)
-------------------------------------------------------------------------------------------------------------------
            121,700 Darden Restaurants, Inc.                                                              3,896,834
             40,900 McDonald's Corp.                                                                      1,066,263
             21,300 Tricon Global Restaurants, Inc. (NON)                                                 1,077,567
                                                                                                      -------------
                                                                                                          6,040,664

Retail (6.4%)
-------------------------------------------------------------------------------------------------------------------
            214,000 Albertsons, Inc.                                                                      6,828,740
             41,300 Blockbuster, Inc. Class A                                                             1,035,804
             66,400 Circuit City Stores-Circuit City Group                                                  911,008
            241,800 Intimate Brands, Inc.                                                                 2,744,430
             67,000 Lowe's Companies, Inc.                                                                2,284,700
            529,300 Office Depot, Inc. (NON)                                                              7,198,480
            195,400 TJX Companies, Inc. (The)                                                             6,604,520
             76,600 Wal-Mart Stores, Inc.                                                                 3,937,240
                                                                                                      -------------
                                                                                                         31,544,922

Software (6.4%)
-------------------------------------------------------------------------------------------------------------------
             44,400 Activision, Inc. (NON)                                                                1,605,060
            230,900 BMC Software, Inc. (NON)                                                              3,479,663
             50,200 Electronic Arts, Inc. (NON)                                                           2,583,292
            325,600 Microsoft Corp. (NON)                                                                18,933,640
            295,300 Oracle Corp. (NON)                                                                    4,004,268
             26,400 VERITAS Software Corp. (NON)                                                            749,232
                                                                                                      -------------
                                                                                                         31,355,155

Technology Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
             78,700 Accenture, Ltd. Class A (Bermuda) (NON)                                               1,382,759
             28,500 Automatic Data Processing, Inc.                                                       1,472,310
                                                                                                      -------------
                                                                                                          2,855,069

Telecommunications (3.1%)
-------------------------------------------------------------------------------------------------------------------
            186,500 AT&T Corp.                                                                            2,844,125
            160,000 Broadwing, Inc. (NON)                                                                 1,481,600
            177,416 Qwest Communications International, Inc.                                              2,297,538
             98,000 Sprint Corp. (FON Group)                                                              1,960,000
            264,000 Sprint Corp. (PCS Group) (NON)                                                        5,887,200
             48,500 Worldcom, Inc.-WorldCom Group (NON)                                                     652,325
                                                                                                      -------------
                                                                                                         15,122,788

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
             79,500 Reebok International, Ltd. (NON)                                                      1,650,420

Tobacco (2.3%)
-------------------------------------------------------------------------------------------------------------------
            237,600 Philip Morris Companies, Inc.                                                        11,119,680

Toys (1.2%)
-------------------------------------------------------------------------------------------------------------------
            321,300 Mattel, Inc. (NON)                                                                    6,082,209

Waste Management (0.4%)
-------------------------------------------------------------------------------------------------------------------
             46,200 Allied Waste Industries, Inc. (NON)                                                     458,304
             71,000 Waste Management, Inc.                                                                1,739,500
                                                                                                      -------------
                                                                                                          2,197,804
                                                                                                      -------------
                    Total Common Stocks (cost $507,294,358)                                           $ 477,047,786

UNITS (3.1%) (a) (cost $15,038,986)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            426,650 General Electric Co. 144A Structured Warrants
                    (Issued by Merrill Lynch International & Co., C.V.),
                    Exp. 12/31/01                                                                     $  15,534,327
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $522,333,344) (b)                                         $ 492,582,113
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $493,386,970.

  (b) The aggregate identified cost on a tax basis is $528,548,101, resulting in gross unrealized appreciation and depreciation of $17,420,788 and $53,386,776, respectively, or net unrealized depreciation of $35,965,988.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $522,333,344) (Note 1)                                       $ 492,582,113
-------------------------------------------------------------------------------------------
Dividends receivable                                                                334,071
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              616,761
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   10,160,330
-------------------------------------------------------------------------------------------
Total assets                                                                    503,693,275

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                    807,941
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  7,300,782
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          758,592
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        929,643
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          145,033
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         5,534
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            791
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              290,975
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               67,014
-------------------------------------------------------------------------------------------
Total liabilities                                                                10,306,305
-------------------------------------------------------------------------------------------
Net assets                                                                    $ 493,386,970

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                               $ 643,305,532
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (120,167,331)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                      (29,751,231)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                    $ 493,386,970

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($211,339,810 divided by 26,571,863 shares)                                           $7.95
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.95)*                                $8.44
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($198,962,559 divided by 25,405,130 shares)**                                         $7.83
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($77,748,681 divided by 9,925,155 shares)**                                           $7.83
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,335,920 divided by 675,803 shares)                                                $7.90
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.90)*                                $8.19
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended October 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $30,493)                                      $  7,164,393
-------------------------------------------------------------------------------------------
Interest                                                                          1,153,962
-------------------------------------------------------------------------------------------
Total investment income                                                           8,318,355

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,979,562
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      614,527
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    17,485
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     12,532
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               619,079
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,356,902
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               902,950
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                43,592
-------------------------------------------------------------------------------------------
Other                                                                               318,266
-------------------------------------------------------------------------------------------
Total expenses                                                                    8,864,895
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (91,012)
-------------------------------------------------------------------------------------------
Net expenses                                                                      8,773,883
-------------------------------------------------------------------------------------------
Net investment loss                                                                (455,528)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (112,908,911)
-------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                     (1,117,513)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
swap contracts during the year                                                  (98,518,050)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (212,544,474)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(213,000,002)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended October 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                $     (455,528)  $   (1,784,685)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (114,026,424)      (5,719,117)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             (98,518,050)      66,201,015
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (213,000,002)      58,697,213
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     151,944,264      445,472,016
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (61,055,738)     504,169,229

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                     554,442,708       50,273,479
--------------------------------------------------------------------------------------------------
End of year (including undistributed net
investment income of $-- and $--, respectively)                     $ 493,386,970     $554,442,708
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                     July 1, 1999+
operating performance                 Year ended October 31   to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.45        $8.67        $8.69
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)          .03         (.01)        (.01)(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.53)        2.79         (.01)
---------------------------------------------------------------------------
Total from
investment operations                  (3.50)        2.78         (.02)
---------------------------------------------------------------------------
Net asset value,
end of period                          $7.95       $11.45        $8.67
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (30.57)       32.06         (.23)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $211,340     $237,615      $23,857
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.10         1.16          .44*(d)
---------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .35         (.09)        (.16)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                294.17       224.05        30.65*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the period ended
    October 31, 1999 reflect a reduction of $0.05 per class A share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------
                                                            For the period
Per-share                                                  October 1, 1999+
operating performance                Year ended October 31   to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.36        $8.67        $8.35
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.10)        (.01)(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.49)        2.79          .33
---------------------------------------------------------------------------
Total from
investment operations                  (3.53)        2.69          .32
---------------------------------------------------------------------------
Net asset value,
end of period                          $7.83       $11.36        $8.67
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (31.07)       31.03         3.83*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $198,963     $233,960      $22,535
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.85         1.91          .19*(d)
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.40)        (.85)        (.12)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                294.17       224.05        30.65*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the period ended
    October 31, 1999 reflect a reduction of $0.02 per class B share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                            For the period
Per-share                                                  October 1, 1999+
operating performance                Year ended October 31   to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.36        $8.67        $8.35
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.09)        (.01)(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.49)        2.78          .33
---------------------------------------------------------------------------
Total from
investment operations                  (3.53)        2.69          .32
---------------------------------------------------------------------------
Net asset value,
end of period                          $7.83       $11.36        $8.67
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (31.07)       31.03         3.83*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $77,749      $79,682       $3,882
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.85         1.91          .19*(d)
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.41)        (.82)        (.12)*(d)
---------------------------------------------------------------------------
Portfolio turnover (%)                294.17       224.05        30.65*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the period ended
    October 31, 1999 reflect a reduction of $0.02 per class C share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
----------------------------------------------------------------
                                                 For the period
Per-share                           Year ended   March 28, 2000+
operating performance                October 31   to October 31
----------------------------------------------------------------
                                        2001         2000
----------------------------------------------------------------
Net asset value,
beginning of period                   $11.43       $12.08
----------------------------------------------------------------
Investment operations
----------------------------------------------------------------
Net investment loss (a)                 (.02)        (.02)
----------------------------------------------------------------
Net realized and unrealized
loss on investments                    (3.51)        (.63)
----------------------------------------------------------------
Total from
investment operations                  (3.53)        (.65)
----------------------------------------------------------------
Net asset value,
end of period                          $7.90       $11.43
----------------------------------------------------------------
Total return at
net asset value (%)(b)                (30.88)       (5.38)*
----------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------
Net assets, end of period
(in thousands)                        $5,336       $3,186
----------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.60          .99*
----------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.18)        (.15)*
----------------------------------------------------------------
Portfolio turnover (%)                294.17       224.05
----------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
October 31, 2001

Note 1
Significant accounting policies

Putnam Tax Smart Equity Fund (the "fund") is a series of Putnam Tax Smart Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital on an after-tax basis by investing mainly in common stocks of U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes have potential for long-term growth.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Equity swap contracts The fund may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2001, the fund had a capital loss carryover of approximately $113,953,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $    420,000    October 31, 2007
     3,129,000    October 31, 2008
   110,404,000    October 31, 2009

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 2001, the fund reclassified $455,528 to decrease accumulated net investment loss and $455,528 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At October 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended October 31, 2001, the fund's expenses were reduced by $91,012 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $929 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended October 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $393,280 and $8,076 from the sale of class A and class M shares, respectively, and received $466,679 and $28,491 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended October 31, 2001, Putnam Retail Management, acting as underwriter received $9,810 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the year ended October 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,798,222,685 and $1,628,611,388, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                       For the year ended October 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,151,572        $132,375,220
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            13,151,572         132,375,220

Shares
repurchased                                 (7,328,913)        (68,911,943)
---------------------------------------------------------------------------
Net increase                                 5,822,659        $ 63,463,277
---------------------------------------------------------------------------

                                       For the year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,340,969        $213,075,487
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            20,340,969         213,075,487

Shares
repurchased                                 (2,343,464)        (24,995,137)
---------------------------------------------------------------------------
Net increase                                17,997,505        $188,080,350
---------------------------------------------------------------------------

                                       For the year ended October 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,806,818        $ 98,504,313
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,806,818          98,504,313

Shares
repurchased                                 (4,997,552)        (45,707,625)
---------------------------------------------------------------------------
Net increase                                 4,809,266        $ 52,796,688
---------------------------------------------------------------------------

                                       For the year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,431,715        $200,586,510
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            19,431,715         200,586,510

Shares
repurchased                                 (1,434,654)        (14,935,990)
---------------------------------------------------------------------------
Net increase                                17,997,061        $185,650,520
---------------------------------------------------------------------------

                                       For the year ended October 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,159,989        $ 51,750,237
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             5,159,989          51,750,237

Shares
repurchased                                 (2,247,594)        (20,321,089)
---------------------------------------------------------------------------
Net increase                                 2,912,395        $ 31,429,148
---------------------------------------------------------------------------

                                       For the year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,946,457         $72,704,308
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             6,946,457          72,704,308

Shares
repurchased                                   (381,311)         (4,033,204)
---------------------------------------------------------------------------
Net increase                                 6,565,146         $68,671,104
---------------------------------------------------------------------------

                                       For the year ended October 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    612,748         $ 6,219,502
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               612,748           6,219,502

Shares
repurchased                                   (215,734)         (1,964,351)
---------------------------------------------------------------------------
Net increase                                   397,014         $ 4,255,151
---------------------------------------------------------------------------

                                             For the period March 28, 2000
                                              (commencement of operations)
                                                       to October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    301,417          $3,322,973
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               301,417           3,322,973

Shares
repurchased                                    (22,628)           (252,931)
---------------------------------------------------------------------------
Net increase                                   278,789          $3,070,042
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin Scott
Vice President

Paul Warren
Vice President

Kevin Divney
Vice President and Fund Manager

Matthew C. Halperin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Tax Smart Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN070-76263  2MI  12/01